                                                                     Rule 497(e)
                                                                       333-53836

           CONSECO VARIABLE INSURANCE COMPANY--PROSPECTUS SUPPLEMENTS
                              DATED MARCH 21, 2003




                       Conseco Variable Annuity Account C
   Supplement to the Maxiflex Individual Annuity Prospectus Dated May 1, 2002,
       As Previously Supplemented on December 23, 2002, October 28, 2002, October 22, 2002, September 6, 2002, July 19, 2002 and June 24, 2002


   Supplement to the Maxiflex Group Annuity Prospectus Dated May 1, 2002,
    As Previously Supplemented on December 23, 2002, October 28, 2002, October 22, 2002, September 6, 2002, July 19, 2002 and June 24, 2002


                       Conseco Variable Annuity Account E
  Supplement to the Achievement Series and Educator Series Annuity Prospectus
       Dated May 1, 2002, As Previously Supplemented on December 23, 2002, October 28, 2002, October 22, 2002, September 6, 2002, July 19, 2002 and
                                  June 24, 2002


                       Conseco Variable Annuity Account F
   Supplement to the Conseco Advantage Annuity Prospectus Dated May 1, 2002,
       As Previously Supplemented on December 23, 2002, October 28, 2002, October 22, 2002, September 6, 2002, July 19, 2002 and June 24, 2002


                       Conseco Variable Annuity Account G
    Supplement to the Monument Series Annuity Prospectus Dated May 1, 2002,
      As Previously Supplemented on December 23, 2002, October 28, 2002,
                October 22, 2002, July 19, 2002 and June 24, 2002


                       Conseco Variable Annuity Account H
     Supplement to the Advantage Plus Annuity Prospectus Dated May 1, 2002,
       As Previously Supplemented on December 23, 2002, October 28, 2002, October 22, 2002, September 6, 2002, July 19, 2002 and June 24, 2002


                       Conseco Variable Annuity Account I
  Supplement to the Advantage Strategy Annuity Prospectus Dated May 1, 2002
       As Previously Supplemented on December 23, 2002, October 28, 2002, October 22, 2002, September 6, 2002, July 19, 2002 and June 24, 2002


                           Conseco Variable Account L
         Supplement to the Universal Life Prospectus Dated May 1, 2002,
       As Previously Supplemented on December 23, 2002, October 28, 2002,
                 October 22, 2002, July 19, 2002 and June 18, 2002


      Supplement to the Universal Life Plus Prospectus Dated May 15, 2002,
       As Previously Supplemented on December 23, 2002, October 28, 2002
                       October 22, 2002 and July 19, 2002


     On March 7, 2003, shareholders of the Berger IPT - Large Cap Growth Fund and shareholders of the Berger IPT - International Fund (collectively, the "Berger Funds") approved the merger of their Funds into the Janus Aspen Growth & Income Portfolio and the Janus Aspen International Growth Portfolio (the "Janus Portfolios"), respectively. These mergers are expected to be completed on or about March 24, 2003. As a result of these mergers, Conseco Variable Insurance Company will be adding the Janus Portfolios (Institutional Shares) as investment portfolios under its variable annuity contracts and variable life insurance policies (collectively, "Contracts") effective March 24, 2003, at which time the Janus Portfolios will be open to all Contract owners for purchase payment allocations and transfers.

     Set forth below is a description of each Janus Portfolio and its respective fee and expense information. Please read each Janus Portfolio prospectus before investing.

1.   DESCRIPTIONS OF THE JANUS PORTFOLIOS

     JANUS ASPEN GROWTH & INCOME PORTFOLIO normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

     JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

     Janus Capital Management LLC, 100 Fillmore Street, Denver, CO 80206-4928, is the investment adviser to each Janus Portfolio.

2.   FEE TABLES FOR THE JANUS PORTFOLIOS

                                                                           OTHER          TOTAL ANNUAL
                PORTFOLIO           MANAGEMENT FEE       12b-1 FEES       EXPENSES     PORTFOLIO EXPENSES
         ------------------------ -------------------- ---------------- ------------- ----------------------
         Janus Aspen Growth &            0.65%              0.00%          0.11%              0.76%
         Income

         Janus Aspen                     0.65%              0.00%          0.09%              0.74%
         International Growth

3.   VARIABLE ANNUITY EXPENSE EXAMPLES FOR THE JANUS PORTFOLIOS

     ANNUITY ACCOUNT C - MAXIFLEX GROUP

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

     EXAMPLE 1 - Assuming surrender at the end of the periods shown:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $69.02             $107.43          $148.31           $242.40
         Income

         Janus Aspen                    $68.82             $106.82          $147.28           $240.28
         International Growth

     EXAMPLE 2 - If you annuitize at the end of the time periods (except under certain circumstances):

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $69.02             $107.43          $98.31            $212.40
         Income

         Janus Aspen                    $68.82             $106.82          $97.28            $210.28
         International Growth

     EXAMPLE 3 - If you do not surrender your Contract at the end of the time periods:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $18.30             $56.66           $97.49            $211.44
         Income

         Janus Aspen                    $18.10             $56.05           $96.46            $209.32
         International Growth

                                    * * * * *

     ANNUITY ACCOUNT C - MAXIFLEX INDIVIDUAL (FLEXIBLE PREMIUM PAYMENT CONTRACT)

     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.

     EXAMPLE 1 - If you surrender the Contract at the end of the time periods:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $98.10             $116.05          $136.46           $209.32
         Income

         Janus Aspen                    $97.90             $115.44          $135.43           $207.20
         International Growth

     EXAMPLE 2 - If you elect to annuitize your Contract (except under certain circumstances):

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $98.10             $116.05          $96.46            $209.32
         Income

         Janus Aspen                    $97.90             $115.44          $95.43            $207.20
         International Growth

     EXAMPLE 3 - If you do not surrender your Contract at the end of each time period:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $18.10             $56.05           $96.46            $209.32
         Income

         Janus Aspen                    $17.90             $55.44           $95.43            $207.20
         International Growth

                                    * * * * *

     ANNUITY ACCOUNT C - MAXIFLEX INDIVIDUAL (SINGLE PREMIUM PAYMENT CONTRACT - NO LONGER OFFERED FOR SALE)

     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.

     EXAMPLE 1 - If you surrender the Contract at the end of the time periods:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $88.10             $106.05          $126.46           $209.32
         Income

         Janus Aspen                    $87.90             $105.44          $125.43           $207.20
         International Growth

     EXAMPLE 2 - If you elect to annuitize your Contract (except under certain circumstances):

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $88.10             $106.05          $96.46            $209.32
         Income

         Janus Aspen                    $87.90             $105.44          $95.43            $207.20
         International Growth

     EXAMPLE 3 - If you do not surrender your Contract at the end of each time period:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $18.10             $56.05           $96.46            $209.32
         Income

         Janus Aspen                    $17.90             $55.44           $95.43            $207.20
         International Growth

                                    * * * * *

     ANNUITY ACCOUNT E - ACHIEVEMENT SERIES AND EDUCATOR SERIES

     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.

     EXAMPLE A - Assuming surrender at the end of the periods shown:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $108.20            $142.82          $166.68           $262.08
         Income

         Janus Aspen                    $108.00            $142.21          $165.67           $260.06
         International Growth

         EXAMPLE B - Assuming annuitization at the end of the periods shown (except under certain circumstances):

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $108.20            $142.82          $122.39           $262.08
         Income

         Janus Aspen                    $108.00            $142.21          $121.38           $260.06
         International Growth

          EXAMPLE C - Assuming the contract stays in force through the periods shown:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &           $23.20             $71.48           $122.39           $262.08
         Income

         Janus Aspen                    $23.00             $70.88           $121.38           $260.06
         International Growth

                                    * * * * *

     ANNUITY ACCOUNT F - CONSECO ADVANTAGE

     EXAMPLE ONE:

          You would pay the following expenses assuming the current insurance charges (1.40% Insurance Charge and $30 Contract Maintenance Charge) were assessed on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed:

          (a) if you surrender your contract at the end of each time period;
     (b) if you annuitize your contract (except under certain circumstances);
     (c) if you do not surrender your contract.

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &         (a) $85.41         (a) $123.17      (a) $154.79       (a) $256.00
         Income                       (b) $85.41         (b) $123.17      (b) $119.36       (b) $256.00
                                      (c) $22.60         (c) $69.67       (c) $119.36       (c) $256.00

         Janus Aspen                  (a) $85.21         (a) $122.56      (a) $153.77       (a) $253.97
         International Growth         (b) $85.21         (b) $122.56      (b) $118.36       (b) $253.97
                                      (c) $22.40         (c) $69.07       (c) $118.36       (c) $253.97

     EXAMPLE TWO:

          You would pay the following expenses assuming the maximum insurance charges (1.50% Insurance Charge and $30 Contract Maintenance Charge) were assessed on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed:

          (a) if you surrender your contract at the end of each time period;
     (b) if you annuitize your contract (except under certain circumstances);
     (c) if you do not surrender your contract.

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &         (a) $86.42         (a) $126.20      (a) $159.84       (a) $266.10
         Income                       (b) $86.42         (b) $126.20      (b) $124.40       (b) $266.10
                                      (c) $23.60         (c) $72.69       (c) $124.40       (c) $266.10

         Janus Aspen                  (a) $86.21         (a) $125.59      (a) $158.83       (a) $264.09
         International Growth         (b) $86.21         (b) $125.59      (b) $123.39       (b) $264.09
                                      (c) $23.40         (c) $72.08       (c) $123.39       (c) $264.09

                                    * * * * *

     ANNUITY ACCOUNT G - MONUMENT SERIES

          You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed, regardless of whether you surrender your contract:

          (a) assuming the current charges (1.30% Insurance Charge and $30 Contract Maintenance Charge) were assessed;

          (b) assuming the maximum contract charges (1.50% Insurance Charge and $30 Contract Maintenance Charge) were assessed.

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &         (a) $21.35         (a) $65.90       (a) $113.04       (a) $243.24
         Income                       (b) $23.35         (b) $71.93       (b) $123.14       (b) $263.59

         Janus Aspen                  (a) $21.15         (a) $65.30       (a) $112.03       (a) $241.18
         International Growth         (b) $23.15         (b) $71.33       (b) $122.13       (b) $261.57

                                    * * * * *

     ANNUITY ACCOUNT H - ADVANTAGE PLUS

          Example 1 assumes that you do NOT elect the guaranteed minimum death benefit or the guaranteed minimum income benefit and that the current insurance charges of 1.40% apply. Example 2 assumes that you elect BOTH the guaranteed minimum death benefit and the guaranteed minimum income benefit and that the maximum insurance charges (as opposed to the current charges for your Contract) apply.

          Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     EXAMPLE 1

     Current Charges (no GMDB or GMIB) (1.40% Insurance Charges)

          You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

          Example (a)--Assuming surrender at the end of the periods shown:

          Example (b)--Assuming annuitization at the end of the periods shown (except under certain circumstances):

          Example (c)--Assuming the contract stays in force through the periods shown:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &         (a) $98.16         (a) $146.64      (a) $188.61       (a) $266.24
         Income                       (b) $98.16         (b) $146.64      (b) $124.14       (b) $266.24
                                      (c) $23.50         (c) $72.46       (c) $124.14       (c) $266.24

         Janus Aspen                  (a) $97.95         (a) $146.01      (a) $187.55       (a) $264.13
         International Growth         (b) $97.95         (b) $146.01      (b) $123.09       (b) $264.13
                                      (c) $23.30         (c) $71.83       (c) $123.09       (c) $264.13

     EXAMPLE 2

     Maximum Charges (both GMDB and GMIB are selected) (2.65% Insurance Charges)

          You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

          Example (a)--Assuming surrender at the end of the periods shown:

          Example (b)--Assuming annuitization at the end of the periods shown (except under certain circumstances):

          Example (c)--Assuming the contract stays in force through the periods shown:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &         (a) $111.26        (a) $185.65      (a) $253.00       (a) $390.51
         Income                       (b) $111.26        (b) $185.65      (b) $188.04       (b) $390.51
                                      (c) $36.50         (c) $111.15      (c) $188.04       (c) $390.51

         Janus Aspen                  (a) $111.05        (a) $185.04      (a) $252.00       (a) $388.64
         International Growth         (b) $111.05        (b) $185.04      (b) $187.04       (b) $388.64
                                      (c) $36.30         (c) $110.54      (c) $187.04       (c) $388.64

                                    * * * * *

     ANNUITY ACCOUNT I - ADVANTAGE STRATEGY

     EXAMPLE 1 - CURRENT INSURANCE CHARGES - STANDARD CONTRACT (1.40% INSURANCE CHARGES)

          You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

          EXAMPLE (A) - Assuming surrender at the end of the periods shown:
     EXAMPLE (B) - Assuming annuitization at the end of the periods shown (except in certain circumstances): EXAMPLE (C) - Assuming the contract stays in force through the periods shown:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &         (a) $85.41         (a) $123.17      (a) $154.79       (a) $256.00
         Income                       (b) $85.41         (b) $123.17      (b) $119.36       (b) $256.00
                                      (c) $22.60         (c) $69.67       (c) $119.36       (c) $256.00

         Janus Aspen                  (a) $85.21         (a) $122.56      (a) $153.77       (a) $253.97
         International Growth         (b) $85.21         (b) $122.56      (b) $118.36       (b) $253.97
                                      (c) $22.40         (c) $69.07       (c) $118.36       (c) $253.97

     EXAMPLE 2 - MAXIMUM INSURANCE CHARGES - GMDB, GMIB, AND EPB (3.90% INSURANCE CHARGES)

          You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

          EXAMPLE (A) - Assuming surrender at the end of the periods shown:
     EXAMPLE (B) - Assuming annuitization at the end of the periods shown (except in certain circumstances): EXAMPLE (C) - Assuming the contract stays in force through the periods shown:

                PORTFOLIO               1 YEAR             3 YEARS          5 YEARS           10 YEARS
         ------------------------ -------------------- ---------------- ---------------- -------------------
         Janus Aspen Growth &         (a) $110.58        (a) $197.10      (a) $275.10       (a) $481.17
         Income                       (b) $110.58        (b) $197.10      (b) $239.15       (b) $481.17
                                      (c) $47.60         (c) $143.14      (c) $239.15       (c) $481.17

         Janus Aspen                  (a) $110.38        (a) $196.52      (a) $274.18       (a) $479.58
         International Growth         (b) $110.38        (b) $196.52      (b) $238.24       (b) $479.58
                                      (c) $47.40         (c) $142.57      (c) $238.24       (c) $479.58

PLEASE READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER
                              FOR FUTURE REFERENCE.


                              DATED: March 21, 2003